Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 4,081	$ 3,362	$ 11,457	$ 9,631
Other revenues	[1]	188	89	640	374
Operating revenue	[2]	4,269	3,451	12,097	10,005
Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,440	1,036	3,180	2,641
Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		962	737	2,347	1,897
Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		227	143	474	371
Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		244	224	658	647
Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		45	30	134	95
Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		197	322	688	1,022
Regulated Gas Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		121	73	900	553
Regulated Gas Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		52	15	316	152
Regulated Gas Sales | Other
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		23	3	86	14
Nonregulated Gas Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		51	42	369	139
Regulated Gas Transportation and Storage | FERC-regulated
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		248	266	772	800
Regulated Gas Transportation and Storage | State-regulated
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		168	138	547	472
Nonregulated gas transportation and storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		153	162	501	286
Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	54	38	180	132
Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3],[4]	96	133	305	410
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		2,250	2,210	6,116	5,787
Other revenues	[1],[4]	14	22	51	22
Operating revenue	[5]	2,264	2,232	6,167	5,809
Virginia Electric and Power Company | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,085	1,036	2,816	2,641
Virginia Electric and Power Company | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		732	737	2,049	1,897
Virginia Electric and Power Company | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		121	143	351	371
Virginia Electric and Power Company | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		224	224	625	647
Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		31	30	97	95
Virginia Electric and Power Company | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	36	30	124	95
Virginia Electric and Power Company | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	21	10	54	41
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		501	532	1,595	1,428
Other revenues		1	1	3	3
Operating revenue	[6]	502	533	1,598	1,431
Dominion Energy Gas Holdings, LLC | Regulated Gas Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers				2	6
Dominion Energy Gas Holdings, LLC | Nonregulated Gas Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	1	2	4	5
Dominion Energy Gas Holdings, LLC | Regulated Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		306	300	952	917
Dominion Energy Gas Holdings, LLC | Nonregulated gas transportation and storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		153	162	501	286
Dominion Energy Gas Holdings, LLC | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	3	4	8	17
Dominion Energy Gas Holdings, LLC | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3],[4]	1	1	2	2
Dominion Energy Gas Holdings, LLC | Management Service
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	$ 37	$ 63	$ 126	$ 195

[1]	Amounts above include alternative revenue of $9 million and $44 million at Dominion Energy and $9 million and $35 million at Virginia Power for the three and nine months ended September 30, 2019, respectively.
[2]	See Note 10 for amounts attributable to related parties.
[3]	Amounts above include $36 million and $1 million for the three months ended September 30, 2019, $108 million and $3 million for the three months ended September 30, 2018, $129 million and $4 million for the nine months ended September 30, 2019 and $170 million and $8 million for the nine months ended September 30, 2018 primarily consisting of NGL sales at Dominion Energy and Dominion Energy Gas, respectively, which are considered to be goods transferred at a point in time. In addition, the amounts include $12 million and $19 million of sales of renewable energy credits at Dominion Energy for the three and nine months ended September 30, 2019, respectively, $11 million and $14 million at Virginia Power for the three and nine months ended September 30, 2019, respectively, and $10 million and $11 million at both Dominion Energy and Virginia Power for the three and nine months ended September 30, 2018, respectively, which are considered to be goods transferred at a point in time.
[4]	See Notes 10 and 20 for amounts attributable to related parties and affiliates.
[5]	See Note 20 for amounts attributable to affiliates.
[6]	See Note 20 for amounts attributable to related parties.